Transactions with non-controlling interests - Changsha Pengai (Details) - Changsha Pengai Aesthetic Medical Hospital Co. Ltd. - CNY (¥)			12 Months Ended
	Sep. 24, 2021	Sep. 23, 2021	Dec. 31, 2021
Carrying amount of non-controlling interests acquired			¥ 400,000
Consideration paid for non-controlling interests	¥ (315,000)		(315,000)
Excess of consideration paid to non controlling interest recognised within equity			(715,000)
Proportion of equity interest held (as a percent)	15.00%	3.00%
Carrying amount of non-controlling interests disposed of			2,000,000
Less: consideration received from non-controlling interest	¥ 1,575,000		1,575,000
Gain on disposal within equity			¥ 3,575,000
Equity Interest Purchase
Increase in equity interest	3.00%
Equity Interest Sale
Increase in equity interest	15.00%